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                            GROUP VARIABLE CONTRACTS
                             SEPARATE ACCOUNT ELEVEN
                             CHICAGO PUBLIC SCHOOLS
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042


     SUPPLEMENT DATED SEPTEMBER 24, 2003 TO THE PROSPECTUS DATED MAY 1, 2003

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             SUPPLEMENT DATED SEPTEMBER 24, 2003 TO YOUR PROSPECTUS

Hartford MidCap HLS Fund Sub-Account is closed to Contracts sold on or after October 1, 2003. The Sub-Account will remain open to Contracts sold before October 1, 2003.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV - 4276